Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Target Date Funds
Entity Central Index Key	0001295293
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class A
Trading Symbol	PRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1,[2]	$44	0.43%
[1],[2],[3]
Expenses Paid, Amount	$ 44	[1],[2]
Expense Ratio, Percent	0.43%	[1],[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement Maturity Fund returned 5.20%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	5.20	3.59	2.84
Class A (with sales charge)	0.99	2.75	2.42
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 639,540,021
Holdings Count | $ / shares	7	[4]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
[4]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[5]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class C
Trading Symbol	PRMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1,[2]	$119	1.16%
[6],[7],[8]
Expenses Paid, Amount	$ 119	[6],[7]
Expense Ratio, Percent	1.16%	[6],[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement Maturity Fund returned 4.45%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	4.45	2.83	2.23
Class C (with sales charge)	3.45	2.83	2.23
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 639,540,021
Holdings Count | $ / shares	7	[9]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
[9]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class R
Trading Symbol	PRMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1,[2]	$84	0.82%
[11],[12],[13]
Expenses Paid, Amount	$ 84	[11],[12]
Expense Ratio, Percent	0.82%	[11],[12]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement Maturity Fund returned 4.80%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	4.80	3.20	2.52
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 639,540,021
Holdings Count | $ / shares	7	[14]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
[14]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class R3
Trading Symbol	PACKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R31,[2]	$58	0.57%
[16],[17],[18]
Expenses Paid, Amount	$ 58	[16],[17]
Expense Ratio, Percent	0.57%	[16],[17]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement Maturity Fund returned 5.09%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R3	5.09	3.43	2.68
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 639,540,021
Holdings Count | $ / shares	7	[19]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
[19]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[20]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class R4
Trading Symbol	PACPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R41,[2]	$33	0.32%
[21],[22],[23]
Expenses Paid, Amount	$ 33	[21],[22]
Expense Ratio, Percent	0.32%	[21],[22]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement Maturity Fund returned 5.38%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R4	5.38	3.70	2.95
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 639,540,021
Holdings Count | $ / shares	7	[24]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
[24]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[25]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class R5
Trading Symbol	PACQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R51,[2]	$18	0.18%
[26],[27],[28]
Expenses Paid, Amount	$ 18	[26],[27]
Expense Ratio, Percent	0.18%	[26],[27]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement Maturity Fund returned 5.50%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	5.50	3.87	3.10
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 639,540,021
Holdings Count | $ / shares	7	[29]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
[29]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[30]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class R6
Trading Symbol	PREWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R61,[2]	$8	0.08%
[31],[32],[33]
Expenses Paid, Amount	$ 8	[31],[32]
Expense Ratio, Percent	0.08%	[31],[32]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement Maturity Fund returned 5.62%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.62	3.97	3.19
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 639,540,021
Holdings Count | $ / shares	7	[34]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
[34]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[35]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement Maturity Fund
Class Name	Class Y
Trading Symbol	PRMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement Maturity Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1,[2]	$18	0.18%
[36],[37],[38]
Expenses Paid, Amount	$ 18	[36],[37]
Expense Ratio, Percent	0.18%	[36],[37]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement Maturity Fund returned 5.50%. The Fund compares its performance to the S&P Target Date To Retirement Income Index, which returned 6.91% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in a core bond ETF
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in a high-yield bond ETF
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	5.50	3.85	3.10
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Russell 3000 Index	15.68	15.19	13.02
S&P Target Date To Retirement Income Index	6.91	4.21	4.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 639,540,021
Holdings Count | $ / shares	7	[39]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$639,540,021
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	10%
[39]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[40]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class A
Trading Symbol	PRRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$42	0.41%
[41],[42]
Expenses Paid, Amount	$ 42	[41]
Expense Ratio, Percent	0.41%	[41]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2030 Fund returned 4.97%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	4.97	5.53	4.76
Class A (with sales charge)	-1.07	4.28	4.14
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 403,211,519
Holdings Count | $ / shares	7	[43]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[43]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[44]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$118	1.16%
[45],[46]
Expenses Paid, Amount	$ 118	[45]
Expense Ratio, Percent	1.16%	[45]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2030 Fund returned 4.17%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	4.17	4.74	4.13
Class C (with sales charge)	3.17	4.74	4.13
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 403,211,519
Holdings Count | $ / shares	7	[47]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[47]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[48]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$83	0.81%
[49],[50]
Expenses Paid, Amount	$ 83	[49]
Expense Ratio, Percent	0.81%	[49]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2030 Fund returned 4.54%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	4.54	5.13	4.43
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 403,211,519
Holdings Count | $ / shares	7	[51]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[51]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[52]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class R3
Trading Symbol	PADOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$57	0.56%
[53],[54]
Expenses Paid, Amount	$ 57	[53]
Expense Ratio, Percent	0.56%	[53]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2030 Fund returned 4.83%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R3	4.83	5.38	4.62
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 403,211,519
Holdings Count | $ / shares	7	[55]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[55]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[56]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class R4
Trading Symbol	PADNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$32	0.31%
[57],[58]
Expenses Paid, Amount	$ 32	[57]
Expense Ratio, Percent	0.31%	[57]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2030 Fund returned 5.08%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R4	5.08	5.65	4.88
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 403,211,519
Holdings Count | $ / shares	7	[59]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[59]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[60]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class R5
Trading Symbol	PADRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$16	0.16%
[61],[62]
Expenses Paid, Amount	$ 16	[61]
Expense Ratio, Percent	0.16%	[61]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2030 Fund returned 5.25%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	5.25	5.80	5.03
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 403,211,519
Holdings Count | $ / shares	7	[63]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[63]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[64]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class R6
Trading Symbol	PREZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$6	0.06%
[65],[66]
Expenses Paid, Amount	$ 6	[65]
Expense Ratio, Percent	0.06%	[65]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2030 Fund returned 5.34%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.34	5.90	5.11
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 403,211,519
Holdings Count | $ / shares	7	[67]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[67]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[68]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2030 Fund
Class Name	Class Y
Trading Symbol	PRRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2030 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$16	0.16%
[69],[70]
Expenses Paid, Amount	$ 16	[69]
Expense Ratio, Percent	0.16%	[69]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2030 Fund returned 5.23%. The Fund compares its performance to the S&P Target Date To 2030 Index, which returned 8.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Security selection in a core bond ETF

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	5.23	5.80	5.03
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2030 Index	8.62	7.45	6.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 403,211,519
Holdings Count | $ / shares	7	[71]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$403,211,519
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[71]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[72]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class A
Trading Symbol	PRRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$38	0.37%
[73],[74]
Expenses Paid, Amount	$ 38	[73]
Expense Ratio, Percent	0.37%	[73]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2035 Fund returned 5.84%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	5.84	7.33	6.02
Class A (with sales charge)	-0.25	6.06	5.39
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 356,654,915
Holdings Count | $ / shares	7	[75]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
[75]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[76]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$115	1.12%
[77],[78]
Expenses Paid, Amount	$ 115	[77]
Expense Ratio, Percent	1.12%	[77]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2035 Fund returned 5.04%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	5.04	6.53	5.38
Class C (with sales charge)	4.04	6.53	5.38
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 356,654,915
Holdings Count | $ / shares	7	[79]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
[79]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[80]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$79	0.77%
[81],[82]
Expenses Paid, Amount	$ 79	[81]
Expense Ratio, Percent	0.77%	[81]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2035 Fund returned 5.38%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	5.38	6.91	5.67
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 356,654,915
Holdings Count | $ / shares	7	[83]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
[83]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[84]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class R3
Trading Symbol	PADUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$53	0.52%
[85],[86]
Expenses Paid, Amount	$ 53	[85]
Expense Ratio, Percent	0.52%	[85]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2035 Fund returned 5.62%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R3	5.62	7.18	5.88
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 356,654,915
Holdings Count | $ / shares	7	[87]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
[87]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[88]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class R4
Trading Symbol	PADSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$28	0.27%
[89],[90]
Expenses Paid, Amount	$ 28	[89]
Expense Ratio, Percent	0.27%	[89]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2035 Fund returned 5.90%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R4	5.90	7.45	6.14
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 356,654,915
Holdings Count | $ / shares	7	[91]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
[91]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[92]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class R5
Trading Symbol	PADVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$11	0.11%
[93],[94]
Expenses Paid, Amount	$ 11	[93]
Expense Ratio, Percent	0.11%	[93]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2035 Fund returned 6.10%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	6.10	7.61	6.30
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 356,654,915
Holdings Count | $ / shares	7	[95]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
[95]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[96]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class R6
Trading Symbol	PREGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$2	0.02%
[97],[98]
Expenses Paid, Amount	$ 2	[97]
Expense Ratio, Percent	0.02%	[97]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2035 Fund returned 6.20%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	6.20	7.70	6.37
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 356,654,915
Holdings Count | $ / shares	7	[99]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
[99]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[100]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2035 Fund
Class Name	Class Y
Trading Symbol	PRRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2035 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$12	0.12%
[101],[102]
Expenses Paid, Amount	$ 12	[101]
Expense Ratio, Percent	0.12%	[101]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2035 Fund returned 6.09%. The Fund compares its performance to the S&P Target Date To 2035 Index, which returned 9.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in a high-yield bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	6.09	7.61	6.28
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2035 Index	9.69	8.86	7.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 356,654,915
Holdings Count | $ / shares	7	[103]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$356,654,915
Total Number of Portfolio Holdings*	7
Total Management Fee Paid	$0
Portfolio Turnover Rate	22%
[103]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[104]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class A
Trading Symbol	PRRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$35	0.34%
[105],[106]
Expenses Paid, Amount	$ 35	[105]
Expense Ratio, Percent	0.34%	[105]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2040 Fund returned 6.65%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	6.65	8.67	6.96
Class A (with sales charge)	0.52	7.39	6.33
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 376,372,238
Holdings Count | $ / shares	8	[107]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[107]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[108]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$112	1.09%
[109],[110]
Expenses Paid, Amount	$ 112	[109]
Expense Ratio, Percent	1.09%	[109]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2040 Fund returned 5.86%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	5.86	7.87	6.32
Class C (with sales charge)	4.86	7.87	6.32
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 376,372,238
Holdings Count | $ / shares	8	[111]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[111]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[112]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$75	0.73%
[113],[114]
Expenses Paid, Amount	$ 75	[113]
Expense Ratio, Percent	0.73%	[113]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2040 Fund returned 6.19%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	6.19	8.25	6.62
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 376,372,238
Holdings Count | $ / shares	8	[115]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[115]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[116]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class R3
Trading Symbol	PAAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$51	0.49%
[117],[118]
Expenses Paid, Amount	$ 51	[117]
Expense Ratio, Percent	0.49%	[117]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2040 Fund returned 6.48%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R3	6.48	8.53	6.83
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 376,372,238
Holdings Count | $ / shares	8	[119]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[119]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[120]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class R4
Trading Symbol	PAAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$25	0.24%
[121],[122]
Expenses Paid, Amount	$ 25	[121]
Expense Ratio, Percent	0.24%	[121]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2040 Fund returned 6.77%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R4	6.77	8.80	7.10
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 376,372,238
Holdings Count | $ / shares	8	[123]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[123]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[124]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class R5
Trading Symbol	PABTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$9	0.09%
[125],[126]
Expenses Paid, Amount	$ 9	[125]
Expense Ratio, Percent	0.09%	[125]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2040 Fund returned 6.89%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	6.89	8.95	7.26
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 376,372,238
Holdings Count | $ / shares	8	[127]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[127]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[128]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class R6
Trading Symbol	PREHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(1)	-0.01%
[129],[130]
Expenses Paid, Amount	$ (1)
Expense Ratio, Percent	(0.01%)	[129]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2040 Fund returned 7.00%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	7.00	9.05	7.32
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 376,372,238
Holdings Count | $ / shares	8	[131]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[131]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[132]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2040 Fund
Class Name	Class Y
Trading Symbol	PRZZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2040 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$9	0.09%
[133],[134]
Expenses Paid, Amount	$ 9	[133]
Expense Ratio, Percent	0.09%	[133]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2040 Fund returned 6.92%. The Fund compares its performance to the S&P Target Date To 2040 Index, which returned 10.70% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	6.92	8.95	7.23
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2040 Index	10.70	10.05	8.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 376,372,238
Holdings Count | $ / shares	8	[135]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$376,372,238
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	17%
[135]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[136]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class A
Trading Symbol	PRVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$33	0.32%
[137],[138]
Expenses Paid, Amount	$ 33	[137]
Expense Ratio, Percent	0.32%	[137]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2045 Fund returned 7.27%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	7.27	9.68	7.64
Class A (with sales charge)	1.10	8.39	7.01
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 306,987,369
Holdings Count | $ / shares	8	[139]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
[139]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[140]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$110	1.07%
[141],[142]
Expenses Paid, Amount	$ 110	[141]
Expense Ratio, Percent	1.07%	[141]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2045 Fund returned 6.48%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	6.48	8.86	7.00
Class C (with sales charge)	5.48	8.86	7.00
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 306,987,369
Holdings Count | $ / shares	8	[143]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
[143]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[144]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$74	0.72%
[145],[146]
Expenses Paid, Amount	$ 74	[145]
Expense Ratio, Percent	0.72%	[145]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2045 Fund returned 6.80%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	6.80	9.24	7.30
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 306,987,369
Holdings Count | $ / shares	8	[147]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
[147]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[148]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class R3
Trading Symbol	PACGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$49	0.47%
[149],[150]
Expenses Paid, Amount	$ 49	[149]
Expense Ratio, Percent	0.47%	[149]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2045 Fund returned 7.08%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R3	7.08	9.55	7.55
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 306,987,369
Holdings Count | $ / shares	8	[151]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
[151]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[152]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class R4
Trading Symbol	PACFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$23	0.22%
[153],[154]
Expenses Paid, Amount	$ 23	[153]
Expense Ratio, Percent	0.22%	[153]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2045 Fund returned 7.37%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R4	7.37	9.82	7.82
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 306,987,369
Holdings Count | $ / shares	8	[155]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
[155]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[156]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class R5
Trading Symbol	PACHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$7	0.07%
[157],[158]
Expenses Paid, Amount	$ 7	[157]
Expense Ratio, Percent	0.07%	[157]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2045 Fund returned 7.55%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	7.55	9.96	7.96
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 306,987,369
Holdings Count | $ / shares	8	[159]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
[159]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[160]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class R6
Trading Symbol	PREKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(3)	-0.03%
[161],[162]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.03%)	[161]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2045 Fund returned 7.61%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	7.61	10.05	8.01
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 306,987,369
Holdings Count | $ / shares	8	[163]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
[163]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[164]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2045 Fund
Class Name	Class Y
Trading Symbol	PRVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2045 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$7	0.07%
[165],[166]
Expenses Paid, Amount	$ 7	[165]
Expense Ratio, Percent	0.07%	[165]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2045 Fund returned 7.53%. The Fund compares its performance to the S&P Target Date To 2045, which returned 11.48% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	7.53	9.97	7.92
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2045 Index	11.48	10.99	8.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 306,987,369
Holdings Count | $ / shares	8	[167]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$306,987,369
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	19%
[167]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[168]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class A
Trading Symbol	PRRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$31	0.30%
[169],[170]
Expenses Paid, Amount	$ 31	[169]
Expense Ratio, Percent	0.30%	[169]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2050 Fund returned 7.61%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	7.61	10.36	8.08
Class A (with sales charge)	1.42	9.06	7.44
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 233,924,720
Holdings Count | $ / shares	8	[171]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[171]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[172]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$109	1.05%
[173],[174]
Expenses Paid, Amount	$ 109	[173]
Expense Ratio, Percent	1.05%	[173]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2050 Fund returned 6.82%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	6.82	9.54	7.43
Class C (with sales charge)	5.82	9.54	7.43
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 233,924,720
Holdings Count | $ / shares	8	[175]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[175]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[176]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class R
Trading Symbol	PRRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$74	0.71%
[177],[178]
Expenses Paid, Amount	$ 74	[177]
Expense Ratio, Percent	0.71%	[177]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2050 Fund returned 7.18%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	7.18	9.95	7.74
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 233,924,720
Holdings Count | $ / shares	8	[179]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[179]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[180]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class R3
Trading Symbol	PADWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$47	0.45%
[181],[182]
Expenses Paid, Amount	$ 47	[181]
Expense Ratio, Percent	0.45%	[181]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2050 Fund returned 7.41%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R3	7.41	10.20	7.98
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 233,924,720
Holdings Count | $ / shares	8	[183]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[183]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[184]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class R4
Trading Symbol	PAEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$21	0.20%
[185],[186]
Expenses Paid, Amount	$ 21	[185]
Expense Ratio, Percent	0.20%	[185]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2050 Fund returned 7.76%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R4	7.76	10.48	8.25
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 233,924,720
Holdings Count | $ / shares	8	[187]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[187]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[188]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class R5
Trading Symbol	PAEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$5	0.05%
[189],[190]
Expenses Paid, Amount	$ 5	[189]
Expense Ratio, Percent	0.05%	[189]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2050 Fund returned 7.91%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	7.91	10.66	8.40
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 233,924,720
Holdings Count | $ / shares	8	[191]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[191]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[192]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class R6
Trading Symbol	PREUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(5)	-0.05%
[193],[194]
Expenses Paid, Amount	$ (5)
Expense Ratio, Percent	(0.05%)	[193]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2050 Fund returned 8.01%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	8.01	10.75	8.44
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 233,924,720
Holdings Count | $ / shares	8	[195]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[195]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[196]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2050 Fund
Class Name	Class Y
Trading Symbol	PRRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2050 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$5	0.05%
[197],[198]
Expenses Paid, Amount	$ 5	[197]
Expense Ratio, Percent	0.05%	[197]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2050 Fund returned 7.88%. The Fund compares its performance to the S&P Target Date To 2050 Index, which returned 11.84% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	7.88	10.64	8.35
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2050 Index	11.84	11.48	9.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 233,924,720
Holdings Count | $ / shares	8	[199]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$233,924,720
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[199]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[200]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class A
Trading Symbol	PRRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$30	0.29%
[201],[202]
Expenses Paid, Amount	$ 30	[201]
Expense Ratio, Percent	0.29%	[201]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2055 Fund returned 7.92%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	7.92	10.92	8.40
Class A (with sales charge)	1.71	9.61	7.76
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 152,858,314
Holdings Count | $ / shares	8	[203]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[203]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[204]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$108	1.04%
[205],[206]
Expenses Paid, Amount	$ 108	[205]
Expense Ratio, Percent	1.04%	[205]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2055 Fund returned 7.17%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	7.17	10.09	7.75
Class C (with sales charge)	6.17	10.09	7.75
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 152,858,314
Holdings Count | $ / shares	8	[207]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[207]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[208]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class R
Trading Symbol	PRRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$72	0.69%
[209],[210]
Expenses Paid, Amount	$ 72	[209]
Expense Ratio, Percent	0.69%	[209]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2055 Fund returned 7.51%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R	7.51	10.49	8.05
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 152,858,314
Holdings Count | $ / shares	8	[211]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[211]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[212]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class R3
Trading Symbol	PAEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$46	0.44%
[213],[214]
Expenses Paid, Amount	$ 46	[213]
Expense Ratio, Percent	0.44%	[213]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2055 Fund returned 7.76%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R3	7.76	10.75	8.30
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 152,858,314
Holdings Count | $ / shares	8	[215]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[215]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[216]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class R4
Trading Symbol	PAEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$20	0.19%
[217],[218]
Expenses Paid, Amount	$ 20	[217]
Expense Ratio, Percent	0.19%	[217]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2055 Fund returned 8.04%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R4	8.04	11.03	8.58
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 152,858,314
Holdings Count | $ / shares	8	[219]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[219]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[220]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class R5
Trading Symbol	PAESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$4	0.04%
[221],[222]
Expenses Paid, Amount	$ 4	[221]
Expense Ratio, Percent	0.04%	[221]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2055 Fund returned 8.18%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R5	8.18	11.20	8.73
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 152,858,314
Holdings Count | $ / shares	8	[223]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[223]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[224]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class R6
Trading Symbol	PREVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(6)	-0.06%
[225],[226]
Expenses Paid, Amount	$ (6)
Expense Ratio, Percent	(0.06%)	[225]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2055 Fund returned 8.28%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class R6	8.28	11.30	8.78
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 152,858,314
Holdings Count | $ / shares	8	[227]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[227]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[228]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2055 Fund
Class Name	Class Y
Trading Symbol	PRTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2055 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$4	0.04%
[229],[230]
Expenses Paid, Amount	$ 4	[229]
Expense Ratio, Percent	0.04%	[229]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2055 Fund returned 8.18%. The Fund compares its performance to the S&P Target Date To 2055 Index, which returned 12.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Overweight exposure to ultra short bonds
↓	Security selection in emerging market stocks

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class Y	8.18	11.19	8.67
Russell 3000 Index	15.68	15.19	13.02
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
S&P Target Date To 2055 Index	12.26	11.68	9.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 152,858,314
Holdings Count | $ / shares	8	[231]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$152,858,314
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
[231]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[232]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class A
Trading Symbol	PRTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$30	0.29%
[233],[234]
Expenses Paid, Amount	$ 30	[233]
Expense Ratio, Percent	0.29%	[233]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2060 Fund returned 8.17%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class A	8.17	11.39	9.27
Class A (with sales charge)	1.95	10.08	8.61
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 70,112,040
Holdings Count | $ / shares	8	[235]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
[235]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[236]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$107	1.03%
[237],[238]
Expenses Paid, Amount	$ 107	[237]
Expense Ratio, Percent	1.03%	[237]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2060 Fund returned 7.27%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class C	7.27	10.56	8.60
Class C (with sales charge)	6.27	10.56	8.60
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 70,112,040
Holdings Count | $ / shares	8	[239]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
[239]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[240]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class R
Trading Symbol	PRTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$72	0.69%
[241],[242]
Expenses Paid, Amount	$ 72	[241]
Expense Ratio, Percent	0.69%	[241]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2060 Fund returned 7.74%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class R	7.74	10.98	8.93
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 70,112,040
Holdings Count | $ / shares	8	[243]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
[243]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[244]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class R3
Trading Symbol	PAEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$46	0.44%
[245],[246]
Expenses Paid, Amount	$ 46	[245]
Expense Ratio, Percent	0.44%	[245]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2060 Fund returned 8.05%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class R3	8.05	11.27	9.17
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 70,112,040
Holdings Count | $ / shares	8	[247]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
[247]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[248]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class R4
Trading Symbol	PAEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$20	0.19%
[249],[250]
Expenses Paid, Amount	$ 20	[249]
Expense Ratio, Percent	0.19%	[249]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2060 Fund returned 8.25%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class R4	8.25	11.54	9.44
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 70,112,040
Holdings Count | $ / shares	8	[251]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
[251]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[252]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class R5
Trading Symbol	PAEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$4	0.04%
[253],[254]
Expenses Paid, Amount	$ 4	[253]
Expense Ratio, Percent	0.04%	[253]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2060 Fund returned 8.41%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class R5	8.41	11.68	9.59
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 70,112,040
Holdings Count | $ / shares	8	[255]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
[255]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[256]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class R6
Trading Symbol	PEFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(6)	-0.06%
[257],[258]
Expenses Paid, Amount	$ (6)
Expense Ratio, Percent	(0.06%)	[257]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2060 Fund returned 8.51%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class R6	8.51	11.78	9.64
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 70,112,040
Holdings Count | $ / shares	8	[259]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
[259]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[260]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2060 Fund
Class Name	Class Y
Trading Symbol	PRTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2060 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$4	0.04%
[261],[262]
Expenses Paid, Amount	$ 4	[261]
Expense Ratio, Percent	0.04%	[261]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2060 Fund returned 8.40%. The Fund compares its performance to the S&P Target Date To 2060 Index, which returned 12.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (11/30/2015)
Class Y	8.40	11.70	9.55
Russell 3000 Index	15.68	15.19	13.62
Bloomberg U.S. Aggregate Index	16.33	15.88	14.20
S&P Target Date To 2060 Index	12.36	11.78	9.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 70,112,040
Holdings Count | $ / shares	8	[263]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$70,112,040
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	20%
[263]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[264]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class A
Trading Symbol	PCJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$29	0.28%
[265],[266]
Expenses Paid, Amount	$ 29	[265]
Expense Ratio, Percent	0.28%	[265]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Putnam Sustainable Retirement 2065 Fund returned 8.37%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class A	8.37	9.50
Class A (with sales charge)	2.14	8.10
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 958,085
Holdings Count | $ / shares	8	[267]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
[267]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[268]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class C
Trading Symbol	PCJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$107	1.03%
[269],[270]
Expenses Paid, Amount	$ 107	[269]
Expense Ratio, Percent	1.03%	[269]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Putnam Sustainable Retirement 2065 Fund returned 7.50%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class C	7.50	8.68
Class C (with sales charge)	6.50	8.68
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 958,085
Holdings Count | $ / shares	8	[271]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
[271]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[272]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class R
Trading Symbol	PCJUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$71	0.68%
[273],[274]
Expenses Paid, Amount	$ 71	[273]
Expense Ratio, Percent	0.68%	[273]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R shares of Putnam Sustainable Retirement 2065 Fund returned 7.96%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class R	7.96	9.07
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 958,085
Holdings Count | $ / shares	8	[275]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
[275]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[276]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class R3
Trading Symbol	PCJVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R3[1]	$45	0.43%
[277],[278]
Expenses Paid, Amount	$ 45	[277]
Expense Ratio, Percent	0.43%	[277]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R3 shares of Putnam Sustainable Retirement 2065 Fund returned 8.13%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class R3	8.13	9.33
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 958,085
Holdings Count | $ / shares	8	[279]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
[279]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[280]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class R4
Trading Symbol	PCJWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R4[1]	$19	0.18%
[281],[282]
Expenses Paid, Amount	$ 19	[281]
Expense Ratio, Percent	0.18%	[281]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R4 shares of Putnam Sustainable Retirement 2065 Fund returned 8.46%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class R4	8.46	9.62
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 958,085
Holdings Count | $ / shares	8	[283]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
[283]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[284]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class R5
Trading Symbol	PCJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5[1]	$3	0.03%
[285],[286]
Expenses Paid, Amount	$ 3	[285]
Expense Ratio, Percent	0.03%	[285]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R5 shares of Putnam Sustainable Retirement 2065 Fund returned 8.62%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class R5	8.62	9.77
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 958,085
Holdings Count | $ / shares	8	[287]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
[287]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[288]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class R6
Trading Symbol	PCJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$(7)	-0.07%
[289],[290]
Expenses Paid, Amount	$ (7)
Expense Ratio, Percent	(0.07%)	[289]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class R6 shares of Putnam Sustainable Retirement 2065 Fund returned 8.71%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class R6	8.71	9.89
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 958,085
Holdings Count | $ / shares	8	[291]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
[291]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[292]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Retirement 2065 Fund
Class Name	Class Y
Trading Symbol	PCJSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Retirement 2065 Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y1	$3	0.03%
[293],[294]
Expenses Paid, Amount	$ 3	[293]
Expense Ratio, Percent	0.03%	[293]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class Y shares of Putnam Sustainable Retirement 2065 Fund returned 8.62%. The Fund compares its performance to the S&P Target Date To 2065+ Index, which returned 12.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in an international equity ETF
↑	Slight overweight to international equity during parts of the period
↑	Slight underweight to core bonds during parts of the period

Top detractors from performance:
↓	Security selection in two U.S. equity ETFs
↓	Security selection in emerging market stocks
↓	Overweight exposure to ultra short bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	Since Inception (1/4/2021)
Class Y	8.62	9.77
Russell 3000 Index	15.68	12.43
Bloomberg U.S. Aggregate Index	3.38	-1.13
S&P Target Date To 2065+ Index	12.65	9.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 958,085
Holdings Count | $ / shares	8	[295]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$958,085
Total Number of Portfolio Holdings*	8
Total Management Fee Paid	$0
Portfolio Turnover Rate	37%
[295]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[296]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Berkeley Belknap, Adrian Chan, Brett Goldstein, Thomas A. Nelson and Jonathan M. Schreiber.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.40%.

[2]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[3]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 1.14%.

[7]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[8]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.79%.

[12]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[13]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.54%.

[17]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[18]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.30%.

[22]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[23]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Does not include derivatives, except purchased options, if any.

[26]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.15%.

[27]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[28]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[29]
*	Does not include derivatives, except purchased options, if any.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.05%.

[32]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[33]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
*	Does not include derivatives, except purchased options, if any.

[36]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 0.15%.

[37]
2	Excludes fees and expenses of the underlying funds in which the Fund invests.

[38]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[42]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[43]
*	Does not include derivatives, except purchased options, if any.

[44]
*	Does not include derivatives, except purchased options, if any.

[45]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[46]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[47]
*	Does not include derivatives, except purchased options, if any.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[50]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
*	Does not include derivatives, except purchased options, if any.

[53]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[54]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[55]
*	Does not include derivatives, except purchased options, if any.

[56]
*	Does not include derivatives, except purchased options, if any.

[57]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[58]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[59]
*	Does not include derivatives, except purchased options, if any.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[62]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
*	Does not include derivatives, except purchased options, if any.

[65]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[66]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[67]
*	Does not include derivatives, except purchased options, if any.

[68]
*	Does not include derivatives, except purchased options, if any.

[69]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[70]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[71]
*	Does not include derivatives, except purchased options, if any.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[74]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
*	Does not include derivatives, except purchased options, if any.

[77]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[78]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[79]
*	Does not include derivatives, except purchased options, if any.

[80]
*	Does not include derivatives, except purchased options, if any.

[81]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[82]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[83]
*	Does not include derivatives, except purchased options, if any.

[84]
*	Does not include derivatives, except purchased options, if any.

[85]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[86]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[87]
*	Does not include derivatives, except purchased options, if any.

[88]
*	Does not include derivatives, except purchased options, if any.

[89]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[90]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[91]
*	Does not include derivatives, except purchased options, if any.

[92]
*	Does not include derivatives, except purchased options, if any.

[93]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[94]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[95]
*	Does not include derivatives, except purchased options, if any.

[96]
*	Does not include derivatives, except purchased options, if any.

[97]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[98]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[99]
*	Does not include derivatives, except purchased options, if any.

[100]
*	Does not include derivatives, except purchased options, if any.

[101]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[102]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[103]
*	Does not include derivatives, except purchased options, if any.

[104]
*	Does not include derivatives, except purchased options, if any.

[105]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[106]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[107]
*	Does not include derivatives, except purchased options, if any.

[108]
*	Does not include derivatives, except purchased options, if any.

[109]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[110]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[111]
*	Does not include derivatives, except purchased options, if any.

[112]
*	Does not include derivatives, except purchased options, if any.

[113]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[114]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[115]
*	Does not include derivatives, except purchased options, if any.

[116]
*	Does not include derivatives, except purchased options, if any.

[117]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[118]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[119]
*	Does not include derivatives, except purchased options, if any.

[120]
*	Does not include derivatives, except purchased options, if any.

[121]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[122]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[123]
*	Does not include derivatives, except purchased options, if any.

[124]
*	Does not include derivatives, except purchased options, if any.

[125]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[126]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[127]
*	Does not include derivatives, except purchased options, if any.

[128]
*	Does not include derivatives, except purchased options, if any.

[129]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[130]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[131]
*	Does not include derivatives, except purchased options, if any.

[132]
*	Does not include derivatives, except purchased options, if any.

[133]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[134]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[135]
*	Does not include derivatives, except purchased options, if any.

[136]
*	Does not include derivatives, except purchased options, if any.

[137]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[138]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[139]
*	Does not include derivatives, except purchased options, if any.

[140]
*	Does not include derivatives, except purchased options, if any.

[141]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[142]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[143]
*	Does not include derivatives, except purchased options, if any.

[144]
*	Does not include derivatives, except purchased options, if any.

[145]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[146]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[147]
*	Does not include derivatives, except purchased options, if any.

[148]
*	Does not include derivatives, except purchased options, if any.

[149]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[150]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[151]
*	Does not include derivatives, except purchased options, if any.

[152]
*	Does not include derivatives, except purchased options, if any.

[153]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[154]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[155]
*	Does not include derivatives, except purchased options, if any.

[156]
*	Does not include derivatives, except purchased options, if any.

[157]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[158]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[159]
*	Does not include derivatives, except purchased options, if any.

[160]
*	Does not include derivatives, except purchased options, if any.

[161]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[162]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[163]
*	Does not include derivatives, except purchased options, if any.

[164]
*	Does not include derivatives, except purchased options, if any.

[165]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[166]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[167]
*	Does not include derivatives, except purchased options, if any.

[168]
*	Does not include derivatives, except purchased options, if any.

[169]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[170]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[171]
*	Does not include derivatives, except purchased options, if any.

[172]
*	Does not include derivatives, except purchased options, if any.

[173]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[174]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[175]
*	Does not include derivatives, except purchased options, if any.

[176]
*	Does not include derivatives, except purchased options, if any.

[177]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[178]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[179]
*	Does not include derivatives, except purchased options, if any.

[180]
*	Does not include derivatives, except purchased options, if any.

[181]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[182]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[183]
*	Does not include derivatives, except purchased options, if any.

[184]
*	Does not include derivatives, except purchased options, if any.

[185]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[186]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[187]
*	Does not include derivatives, except purchased options, if any.

[188]
*	Does not include derivatives, except purchased options, if any.

[189]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[190]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[191]
*	Does not include derivatives, except purchased options, if any.

[192]
*	Does not include derivatives, except purchased options, if any.

[193]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[194]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[195]
*	Does not include derivatives, except purchased options, if any.

[196]
*	Does not include derivatives, except purchased options, if any.

[197]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[198]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[199]
*	Does not include derivatives, except purchased options, if any.

[200]
*	Does not include derivatives, except purchased options, if any.

[201]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[202]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[203]
*	Does not include derivatives, except purchased options, if any.

[204]
*	Does not include derivatives, except purchased options, if any.

[205]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[206]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[207]
*	Does not include derivatives, except purchased options, if any.

[208]
*	Does not include derivatives, except purchased options, if any.

[209]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[210]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[211]
*	Does not include derivatives, except purchased options, if any.

[212]
*	Does not include derivatives, except purchased options, if any.

[213]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[214]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[215]
*	Does not include derivatives, except purchased options, if any.

[216]
*	Does not include derivatives, except purchased options, if any.

[217]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[218]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[219]
*	Does not include derivatives, except purchased options, if any.

[220]
*	Does not include derivatives, except purchased options, if any.

[221]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[222]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[223]
*	Does not include derivatives, except purchased options, if any.

[224]
*	Does not include derivatives, except purchased options, if any.

[225]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[226]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[227]
*	Does not include derivatives, except purchased options, if any.

[228]
*	Does not include derivatives, except purchased options, if any.

[229]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[230]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[231]
*	Does not include derivatives, except purchased options, if any.

[232]
*	Does not include derivatives, except purchased options, if any.

[233]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[234]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[235]
*	Does not include derivatives, except purchased options, if any.

[236]
*	Does not include derivatives, except purchased options, if any.

[237]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[238]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[239]
*	Does not include derivatives, except purchased options, if any.

[240]
*	Does not include derivatives, except purchased options, if any.

[241]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[242]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[243]
*	Does not include derivatives, except purchased options, if any.

[244]
*	Does not include derivatives, except purchased options, if any.

[245]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[246]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[247]
*	Does not include derivatives, except purchased options, if any.

[248]
*	Does not include derivatives, except purchased options, if any.

[249]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[250]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[251]
*	Does not include derivatives, except purchased options, if any.

[252]
*	Does not include derivatives, except purchased options, if any.

[253]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[254]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[255]
*	Does not include derivatives, except purchased options, if any.

[256]
*	Does not include derivatives, except purchased options, if any.

[257]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[258]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[259]
*	Does not include derivatives, except purchased options, if any.

[260]
*	Does not include derivatives, except purchased options, if any.

[261]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[262]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[263]
*	Does not include derivatives, except purchased options, if any.

[264]
*	Does not include derivatives, except purchased options, if any.

[265]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[266]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[267]
*	Does not include derivatives, except purchased options, if any.

[268]
*	Does not include derivatives, except purchased options, if any.

[269]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[270]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[271]
*	Does not include derivatives, except purchased options, if any.

[272]
*	Does not include derivatives, except purchased options, if any.

[273]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[274]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[275]
*	Does not include derivatives, except purchased options, if any.

[276]
*	Does not include derivatives, except purchased options, if any.

[277]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[278]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[279]
*	Does not include derivatives, except purchased options, if any.

[280]
*	Does not include derivatives, except purchased options, if any.

[281]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[282]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[283]
*	Does not include derivatives, except purchased options, if any.

[284]
*	Does not include derivatives, except purchased options, if any.

[285]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[286]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[287]
*	Does not include derivatives, except purchased options, if any.

[288]
*	Does not include derivatives, except purchased options, if any.

[289]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[290]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[291]
*	Does not include derivatives, except purchased options, if any.

[292]
*	Does not include derivatives, except purchased options, if any.

[293]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[294]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[295]
*	Does not include derivatives, except purchased options, if any.

[296]
*	Does not include derivatives, except purchased options, if any.